SCHEDULE OF WARRANTS VALUATION ASSUMPTIONS (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Risk-free interest rate	3.64%	4.06%		4.33%
Expected term (in years)	3 years	5 years
Expected volatility	269.54%	263.38%		244.14%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Risk-free interest rate			3.71%
Expected term (in years)			3 years	5 years
Expected volatility			259.67%
Maximum [Member]
Risk-free interest rate			4.06%
Expected term (in years)			5 years
Expected volatility			279.43%